Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	DREYFUS BOND FUNDS, INC.
Central Index Key	0000075176
Amendment Flag	false
Document Creation Date	Dec. 27, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Dreyfus Municipal Bond Fund | Dreyfus Municipal Bond Fund
Prospectus:
Trading Symbol	DRTAX